SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets derived from net operating loss carry forwards	$ 295,353	$ 229,233
Less: valuation allowance	(60,380)	(35,174)	$ (35,174)
Effect of foreign currency translation	(1,393)
Deferred tax assets	$ 233,580	$ 194,059